DISCONTINUED OPERATIONS (Schedule of net cash flows Wuhu Feishang) (Details) - CNY (¥) ¥ in Thousands	2 Months Ended	12 Months Ended
	Mar. 03, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ContinuingAndDiscontinuedOperationsLineItems [Line Items]
Operating activities		¥ (7,527)	¥ (14,746)	¥ (28,269)
Investing activities		9,372	2,868	(4,936)
Financing activities		(13,813)	12,630	5,581
Net cash outflows		¥ (11,968)	¥ 752	(27,624)
Discontinued operation of Wuhu Feishang [Member]
ContinuingAndDiscontinuedOperationsLineItems [Line Items]
Operating activities	¥ (2,727)			(16,632)
Investing activities	60			(81)
Financing activities	1,793			1,920
Net cash outflows	¥ (874)			¥ (14,793)